Share-based Payments - 2019 Equity Incentive Plan (2019 Plan) (Details)		1 Months Ended
	Jan. 01, 2023	Nov. 30, 2022
Share-based payments
Threshold delivery period on settlement or exercise of awards		30 days
2019 Plan
Share-based payments
Maximum amount of share-based award grants allowed under the plan (as a percent)	0.25%
Additional share-based award grants allowed under the plan (as a percent)	0.03%